Related party disclosures - Summary of Related Party Disclosures for Associates and Joint Ventures (Detail) - Associates [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Fee revenue from associates	$ 3	$ 1	$ 10
Amounts owed by associates	11	11	3
Amounts owed to associates	$ 0	$ (4)	$ (4)